26. PROVISIONS (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions for contingencies
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	$ 4,071	$ 335	$ 141
Increases	980	472	228
Reclassification	(209)
Increases for purchases of subsidiaries		3,333
Decreases	(881)	(69)	(34)
Reclassification to liabilities associated with assets classified as held for sale	0
Reversal of unused amounts	(364)
Provisions, ending	3,597	4,071	335
Asset retirement obligation
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	1,862	49	3
Increases	634	629	46
Reclassification	(16)
Increases for purchases of subsidiaries		1,210
Decreases	(166)	(26)	0
Reclassification to liabilities associated with assets classified as held for sale	(875)
Reversal of unused amounts	(369)
Provisions, ending	1,070	1,862	49
Environmental remediation
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	349	0
Increases	98	210
Reclassification	16
Increases for purchases of subsidiaries		235
Decreases	(135)	(96)
Reclassification to liabilities associated with assets classified as held for sale	(184)
Reversal of unused amounts	(2)
Provisions, ending	$ 142	$ 349	$ 0